LOSS PER SHARE	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
LOSS PER SHARE

13.	LOSS PER SHARE

Basic loss per share is calculated by dividing the net loss attributable to common shareholders by the weighted-average number of voting and participating non-voting common shares outstanding during the period. Diluted loss per share is calculated by adjusting the weighted-average number of shares for potentially dilutive instruments. Because the Company incurred losses, potentially dilutive instruments are excluded when their effect would be anti-dilutive.

	Three months ended June 30, 2026	Three months ended June 30, 2025	Nine months ended June 30, 2026	Nine months ended June 30, 2025
	$	$	$	$

Net loss	(26,464,717)	(7,711,199)	(39,421,781)	(14,672,355)
Weighted-average common shares - basic and diluted	55,149,329	39,468,847	51,810,937	37,525,465
Basic and diluted loss per share	(0.48)	(0.20)	(0.76)	(0.39)

Because the Company reported a loss for each period presented, the effect of outstanding potential common shares was anti-dilutive. Accordingly, 727,273 stock options, 975,000 restricted share units and 2,347,229 warrants outstanding at June 30, 2026 were excluded from diluted loss per share.